Earnings Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of Basic and Diluted Net Income Per Common Share

The following table displays a reconciliation of the information used in calculating basic and diluted net income per common share for the three and nine months ended September 30, 2017 and 2016.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(In thousands, except per share data)	2017	2016	2017	2016
Net income	$32,577	$6,607	$87,662	$36,789

Weighted average common shares outstanding (Basic)	83,625,000	75,000,000	80,212,912	75,000,000
Weighted average restricted stock units	330,685	258,375	345,425	258,375

Weighted average common shares outstanding (Diluted)	83,955,685	75,258,375	80,558,337	75,258,375

Earnings per common share (Basic)	$0.39	$0.09	$1.09	$0.49

Earnings per common share (Diluted)	$0.39	$0.09	$1.09	$0.49

The following table displays a reconciliation of the information used in calculating basic and diluted net income per common share for the years ended December 31, 2016, 2015 and 2014.

	Years Ended December 31,
(In thousands, except per share data)	2016	2015	2014
Net income	$65,774	$39,256	$44,833
Dividends and accretion of discount on preferred stock	—	—	3,643

Earnings available to common shareholder	$65,774	$39,256	$41,190

Weighted average common shares outstanding (Basic)	75,000,000	75,000,000	75,000,000
Weighted average restricted stock units	294,600	116,100	—

Weighted average common shares outstanding (Diluted)	75,294,600	75,116,100	75,000,000

Earnings per common share (Basic)	$0.88	$0.52	$0.55

Earnings per common share (Diluted)	$0.87	$0.52	$0.55